Document and Entity Information	Nov. 16, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity File Number	0-13232
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2235254
Entity Address, Address Line One	Bridge and Main Streets
Entity Address, City or Town	Mifflintown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17059
City Area Code	855
Local Phone Number	582-5101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0000714712
Amendment Flag	false